Transactions with Related Parties	9 Months Ended
Sep. 30, 2012
Transactions with Related Parties [Abstract]
Transactions with Related Parties

4. Transactions with Related Parties

The following transactions with related parties occurred during the nine months ended September 30, 2011 and 2012.

(a)Granitis Glyfada Real Estate Ltd. ("Granitis") - Leasing: Rent expense under this lease amounted to $26,107 and $27,413 for the nine months ended September 30, 2011 and 2012, respectively, and is included in General and administrative expenses in the accompanying unaudited interim condensed consolidated statements of operations.

(b)Allseas: The following amounts charged by Allseas are included in the accompanying unaudited interim condensed consolidated statements of operations:

	Nine Months Ended September 30,
	2011	2012
Charter hire commissions	$918,371	$480,707
Vessel sale & purchase commissions	1,951,028	-
Total Allseas commissions	$2,869,399	$480,707

Included in Vessel operating expenses
Superintendent fees	$213,259	$277,559

Included in Dry-docking expenses
Superintendent fees	$81,622	$-

Management fees - related party
Management fees	$3,151,146	$2,496,622
Legal, accounting and finance fees	390,257	492,898
Loretto agreement	248,416	-
Total Management fees	$3,789,819	$2,989,520

Included in General and administrative expenses
Administrative fees	$25,332	$26,422
Executive services agreement	$2,658,013	$2,412,021

The following amounts charged by Allseas are capitalized and are included in vessels cost and advances for vessels under construction in the accompanying unaudited interim condensed consolidated balance sheets: Technical management and superintendent fees relating to newbuilding vessels, and vessel purchase commissions, which in the aggregate amounted to $0.7 million and $1.2 million for the nine months ended September 30, 2011 and 2012, respectively.

Each month, the Company funds a payment to Allseas to cover working capital equal to one month of estimated operating expenses. At each balance sheet date, the excess of the amount funded to Allseas over payments made by Allseas for operating expenses is reflected as Due from related parties in the accompanying unaudited interim condensed consolidated balance sheets. As of December 31, 2011 and September 30, 2012, the amount due from Allseas was $6,155 and $1.7 million, respectively.

(c)Crewcare Inc. (“Crewcare”) - Manning Agency Agreements: The expenses incurred amounted to $249,632 and $238,639 for the nine months ended September 30, 2011 and 2012, respectively, and are included in Vessel operating expenses. The balances due to Crewcare Inc. amounted to $903 and $0.5 million as of December 31, 2011 and September 30, 2012, respectively.

(d)Box Ships Inc.: Box Ships Inc. was formed by the Company on May 19, 2010, to specialize in the container shipping industry. The Company paid on behalf of Box Ships for the pre-offering costs relating to the listing of Box Ships’ shares on NYSE in April 2011, along with other minor operating expenses relating to the sale of vessels to Box Ships, discussed in Note 5 of the Company’s consolidated financial statements for the year ended December 31, 2011 included in the Company’s Annual Report. As of December 31, 2011 and September 30, 2012, the Company held 21.1% and 16.7% of Box Ships’ common stock, respectively. The decrease in the percentage of Box Ships’ common stock held by the Company is due to the Company’s non-participation in the public offering of 4,285,715 common shares of Box Ships, which was completed on July 18, 2012 (refer to Note 7). The amount due from Box Ships as of December 31, 2011 was $0.9 million, which was fully repaid in July 2012 and is included in the accompanying unaudited interim condensed consolidated balance sheets.

On May 27, 2011, the Company granted Box Ships an unsecured loan of $30.0 million. The loan is payable in one installment on the second anniversary of the Box Ships initial public offering (“IPO”). The loan may be prepaid in whole or in part at any time during the life of the facility. The loan bears interest at LIBOR plus a margin of 4%. In August 2011 and in November 2012, Box Ships prepaid an amount of $15.0 million and $1.0 million, respectively. For the nine months ended September 30, 2011 and 2012, interest charged on the respective loan amounted to $339,494 and $511,747, respectively.